Note 8 - Capital Assets (Detail) - Capital Assets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Capital Assets, Cost	$ 32,365	$ 33,416
Capital Assets, Accumulated amortization	22,129	24,129
	10,236	9,287
Computer Equipment [Member]
Capital Assets, Cost	29,592	25,746
Capital Assets, Accumulated amortization	20,118	19,851
Furniture and Fixtures [Member]
Capital Assets, Cost	1,538	1,947
Capital Assets, Accumulated amortization	1,153	1,700
Leasehold Improvements [Member]
Capital Assets, Cost	1,140	3,086
Capital Assets, Accumulated amortization	858	2,578
Asset under Construction [Member]
Capital Assets, Cost	$ 95	$ 2,637